Restricted Net Assets and Parent Company Only Condensed Financial Information	12 Months Ended
Jun. 30, 2026
Restricted Net Assets and Parent Company Only Condensed Financial Information [Abstract]
Restricted net assets and parent company only condensed financial information
28.	Restricted net assets and parent company only condensed financial information

The Group’s ability to pay dividends is primarily dependent on the Group receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s subsidiaries and the consolidated VIEs incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Group’s subsidiaries.

In accordance with the PRC laws and regulations, statutory reserve funds shall be made and can only be used for specific purposes and are not distributable as cash dividends. As a result of these PRC laws and regulations that require annual appropriations of 10% of net after-tax profits to be set aside prior to payment of dividends as general reserve fund or statutory surplus fund, the Group’s PRC subsidiaries and the consolidated VIE are restricted in their ability to transfer a portion of their net assets to the Company. The restricted portion was RMB323,914 as of June 30, 2026.

The Company performed a test on the restricted net assets of its subsidiaries and the consolidated VIEs (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the condensed financial information for the parent company for the years ended June 30, 2024,2025 and 2026.

For the purpose of presenting parent only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries” and the income of the subsidiaries is presented as “share of income of subsidiaries”. The Company’s net financial interests in the consolidated VIEs are presented on the separate condensed balance sheets of the Company as “Net liabilities of the VIEs, and the income of the VIEs is presented as “Income from the VIEs”. The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company. The Company did not have significant capital and other commitments or guarantees as of June 30, 2026.

Condensed balance sheets

	As of June 30,
	2025	2026	2026
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	61,483	24,637	3,631
Short-term investments	124	54	8
Amounts due from intra-Group companies	89,638	70,486	10,388
Prepayments and other current assets	26,497	24,637	3,632
Total current assets	177,742	119,814	17,659
Investment in subsidiaries	707,892	594,879	87,674
Total non-current assets	707,892	594,879	87,674
TOTAL ASSETS	885,634	714,693	105,333
Accrued expenses and other current liabilities	300	396	58
Amounts due to intra-Group companies	64,820	85,578	12,613
Total current liabilities	65,120	85,974	12,671
Net liabilities of the VIE	11,517	-	-
Total non-current liabilities	11,517	-	-
TOTAL LIABILITIES	76,637	85,974	12,671
SHAREHOLDERS’ EQUITY
Class A ordinary shares	81	81	12
Class B ordinary shares	34	34	5
Treasury stock	(49,054)	(121,020)	(17,836)
Additional paid-in capital	1,066,860	900,672	132,743
Accumulated other comprehensive income	16,507	11,950	1,761
Accumulated deficit	(225,431)	(162,998)	(24,023)
TOTAL SHAREHOLDERS’ EQUITY	808,997	628,719	92,662
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	885,634	714,693	105,333

Condensed statements of operations and comprehensive income

	For the years ended June 30,
	2024	2025	2026	2026
	RMB	RMB	RMB	US$

Revenues	-	-	-	-
Cost of revenues	-	(905)	(393)	(58)
Gross Profit	-	(905)	(393)	(58)
Operating expenses:
Sales and marketing expenses	-	141	(577)	(85)
Research and development expenses	-	15	(197)	(29)
General and administrative expenses	-	(2,445)	(41,675)	(6,142)
Total operating expenses	-	(2,289)	(42,449)	(6,256)
Loss from operations	-	(3,194)	(42,842)	(6,314)
Other income:
Interest income	-	525	1,009	149
Others, net	-	536	1,936	285
Share of loss from subsidiaries	-	(19,673)	(215,038)	(31,692)
Loss before income tax	-	(21,806)	(254,935)	(37,572)
Income tax expense	-	-	-	-
Net loss from continuing operations, net of income tax	-	(21,806)	(254,935)	(37,572)
Net income from discontinued operation, net of income tax	385,527	378,374	318,451	46,934
Net income	385,527	356,568	63,516	9,362

Net income	385,527	356,568	63,516	9,362
Other comprehensive loss
Foreign currency translation adjustments, net of nil tax	(4,869)	(806)	(4,557)	(672)
Total other comprehensive loss	(4,869)	(806)	(4,557)	(672)
Total comprehensive income	380,658	355,762	58,959	8,690

Condensed statements of cash flows

	For the years ended June 30,
	2024	2025	2026	2026
	RMB	RMB	RMB	US$

Net cash (used in)/provided by operating activities	(8,427)	104	9,551	1,409

Cash flows from investing activities:
Loan provided to subsidiaries	(117,217)	(56,763)	(514)	(76)
Loan repaid by subsidiaries	235,424	30,009	9,104	1,342
Proceeds from short-term investments	59,520	58,132	-	-
Net cash provided by investing activities	177,727	31,378	8,590	1,266

Cash flows from financing activities:
Loan from subsidiaries	-	170,707	88,207	13,000
Repayments of loan from subsidiaries	-	(108,874)	(69,702)	(10,273)
Proceeds from exercise of share options	2,467	7,696	5,619	828
Repurchase of ADSs	(130,409)	(25,771)	(76,976)	(11,345)
Dividends paid to equity holders of the Company	-	(78,111)	-	-
Net cash used in financing activities	(127,942)	(34,353)	(52,852)	(7,790)
Effect of exchange rate changes on cash and cash equivalents	(138)	(335)	(2,135)	(315)
Net increase/(decrease) in cash and cash equivalents	41,220	(3,206)	(36,846)	(5,430)
Cash and cash equivalents at beginning of the year	23,469	64,689	61,483	9,061
Cash and cash equivalents at end of the year	64,689	61,483	24,637	3,631